SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENT OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash used in operating activities	¥ 1,523,386,291	$ 208,703,066	¥ 1,391,444,390	¥ 626,781,729
Received from subsidiaries and VIEs	0	0	(70,004,009)	(826,042,700)
Net cash provided by investing activities	122,034,285	16,718,629	(1,683,641,707)	(1,217,467,865)
Net cash used in financing activities	(1,935,176,217)	(265,118,055)	1,227,458,379	576,351,240
Effect of foreign exchange rate changes	6,894,284	944,514	2,286,656	29,255,917
Net increase (decrease) in cash and cash equivalents	(282,861,357)	(38,751,847)	937,547,718	14,921,021
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,944,507,575	266,396,446	1,006,959,857	992,038,836
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 1,661,646,218	$ 227,644,599	1,944,507,575	1,006,959,857
Currency exchange rate	7.2993	7.2993
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash used in operating activities	¥ (8,157,418)	$ (1,117,562)	(5,736,205)	(9,559,741)
Received from subsidiaries and VIEs	188,678,532	25,848,853	25,363,652	164,707,863
Dividends received from subsidiaries	118,338,313	16,212,282	49,338,235	0
Net cash provided by investing activities	307,016,845	42,061,135	74,701,887	164,707,863
Contribution from shareholders	122,507	16,783	1,099,619	277,342
Repurchase of common shares	(182,204,126)	(24,961,863)	(24,872,828)	(146,740,902)
Dividend paid	(116,639,508)	(15,979,547)	(58,401,356)	0
Net cash used in financing activities	(298,721,127)	(40,924,627)	(82,174,565)	(146,463,560)
Effect of foreign exchange rate changes	18,968	2,599	131,100	824,099
Net increase (decrease) in cash and cash equivalents	157,268	21,545	(13,077,783)	9,508,661
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,202,355	164,723	14,280,138	4,771,477
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 1,359,623	$ 186,268	¥ 1,202,355	¥ 14,280,138
Currency exchange rate	7.2993	7.2993